Revenue - Disclosure of detailed information about revenue (Details) - GBP (£) £ in Thousands	3 Months Ended			6 Months Ended
	Jul. 31, 2018	Jul. 31, 2017		Jul. 31, 2018	Jul. 31, 2017
Revenue [abstract]
Licensing agreements	£ 37,958	£ 4,750		£ 41,586	£ 6,478
Research collaboration agreement	0	0		246	0
Revenue	£ 37,958	£ 4,750	[1]	£ 41,832	£ 6,478	[2]

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’